Commitments and Contingencies - Schedule of Future Minimum Lease Obligations for Operating Leases (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 30, 2012
Commitments And Contingencies Disclosure [Abstract]
2013	$ 62,069
2014	63,809
2015	63,636
2016	63,502
2017	61,578
Thereafter	381,706
Total payments	$ 696,300